Document and Entity Information	12 Months Ended
Jun. 30, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41338
Entity Registrant Name	IPERIONX Ltd
Entity Central Index Key	0001898601
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	129 W Trade Street
Entity Address, Address Line Two	Suite 1405
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
Entity Address, Country	US
Title of 12(b) Security	American Depositary Shares each representing 10 Ordinary Shares, no par value
Trading Symbol	IPX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	193,493,973
Auditor Firm ID	1379
Auditor Name	PricewaterhouseCoopers
Auditor Location	Perth, Australia
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	129 W Trade Street
Entity Address, Address Line Two	Suite 1405
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Contact Personnel Name	Anastasios Arima
Contact Personnel Email Address	info@iperionx.com
Entity Address, Postal Zip Code	28202
City Area Code	704
Local Phone Number	578-3217